Exhibit 99.1

Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	August 2014
Distribution Date	09/15/14
Transaction Month	43
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		January 1, 2011
Closing Date:		January 27, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$982,362,180.37	64,626	4.74%	58.35
Original Adj. Pool Balance:		$945,358,024.43

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$228,000,000.00	23.209%	0.31830%		February 15, 2012
Class A-2 Notes	Fixed	$263,000,000.00	26.772%	0.69000%		November 15, 2013
Class A-3 Notes	Fixed	$247,000,000.00	25.143%	1.16000%		April 15, 2015
Class A-4 Notes	Fixed	$116,600,000.00	11.869%	1.78000%		December 15, 2015
Class B Notes	Fixed	$34,030,000.00	3.464%	2.45000%		April 15, 2016
Class C Notes	Fixed	$32,150,000.00	3.273%	3.00000%		June 15, 2017
Total Securities		$920,780,000.00	93.731%

Overcollateralization		$24,578,024.43	2.502%
YSOA		$37,004,155.94	3.767%
Total Original Pool Balance		$982,362,180.37	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$25,925,681.16	0.2223472	$16,072,953.94	0.1378469	$9,852,727.23
Class B Notes	$34,030,000.00	1.0000000	$34,030,000.00	1.0000000	$-
Class C Notes	$32,150,000.00	1.0000000	$32,150,000.00	1.0000000	$-
Total Securities	$92,105,681.16	0.1000301	$82,252,953.94	0.0893296	$9,852,727.23

Weighted Avg. Coupon (WAC)	4.73%		4.75%
Weighted Avg. Remaining Maturity (WARM)	21.08		20.23
Pool Receivables Balance	$128,941,514.55		$118,756,560.32
Remaining Number of Receivables	22,604		21,739

Adjusted Pool Balance	$125,665,891.03		$115,813,163.80

III. COLLECTIONS

Principal:
Principal Collections	$9,991,314.99
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$140,870.15
Total Principal Collections	$10,132,185.14

Interest:
Interest Collections	$518,952.71
Late Fees & Other Charges	$23,826.87
Interest on Repurchase Principal	$-
Total Interest Collections	$542,779.58

Collection Account Interest	$226.33
Reserve Account Interest	$109.87
Servicer Advances	$-

Total Collections	$10,675,300.92

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	August 2014
Distribution Date	09/15/14
Transaction Month	43
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$10,675,300.92
Reserve Account Available					$4,726,790.12
Total Available for Distribution					$15,402,091.04
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$107,451.26	$-	$107,451.26	$107,451.26
Collection Account Interest					$226.33
Late Fees & Other Charges					$23,826.87
Total due to Servicer					$131,504.46

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$38,456.43		$38,456.43

Total Class A interest:		$38,456.43		$38,456.43	$38,456.43

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$69,477.92		$69,477.92	$69,477.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$80,375.00		$80,375.00	$80,375.00

Available Funds Remaining:					$10,355,487.11

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$9,852,727.23

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$9,852,727.23
Class A Notes Total:		$9,852,727.23		$9,852,727.23
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$9,852,727.23

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					502,759.88

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$3,275,623.52
Beginning Period Amount	$3,275,623.52
Current Period Amortization	$332,227.00
Ending Period Required Amount	$2,943,396.52
Ending Period Amount	$2,943,396.52
Next Distribution Date Amount	$2,631,124.85

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	August 2014
Distribution Date	09/15/14
Transaction Month	43
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$4,726,790.12
Beginning Period Amount	$4,726,790.12
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$4,726,790.12
Ending Period Amount	$4,726,790.12

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.55%
Overcollateralization Floor	3.55%
		Beginning	Ending	Target
Overcollateralization Amount		$33,560,209.87	$33,560,209.87	$33,560,209.87
Overcollateralization as a % of Original Adjusted Pool		3.55%	3.55%	3.55%
Overcollateralization as a % of Current Adjusted Pool		26.71%	28.98%	28.98%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.42%	21,395	97.56%	$115,854,589.46
30 - 60 Days	1.30%	282	2.03%	$2,406,627.28
61 - 90 Days	0.23%	51	0.35%	$415,521.48
91 + Days	0.05%	11	0.07%	$79,822.10
		21,739		$118,756,560.32
Total
Delinquent Receivables 61 + days past due	0.29%	62	0.42%	$495,343.58
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.30%	67	0.43%	$553,326.18
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.25%	58	0.41%	$567,456.63
Three-Month Average Delinquency Ratio	0.28%		0.42%

Repossession in Current Period		13		$115,491.21
Repossession Inventory		47		$71,109.44

Charge-Offs
Gross Principal of Charge-Off for Current Period				$193,639.24
Recoveries				$(140,870.15)
Net Charge-offs for Current Period				$52,769.09

Beginning Pool Balance for Current Period				$128,941,514.55

Net Loss Ratio				0.49%
Net Loss Ratio for 1st Preceding Collection Period				0.32%
Net Loss Ratio for 2nd Preceding Collection Period				0.64%
Three-Month Average Net Loss Ratio for Current Period				0.48%

Cumulative Net Losses for All Periods				$6,152,541.93
Cumulative Net Losses as a % of Initial Pool Balance				0.63%

Principal Balance of Extensions				$498,562.98
Number of Extensions				59

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